Charles Schwab Investment Management, Inc.

9800 Schwab Way

Lone Tree, CO 80124

February 27, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab 1000 Index Fund
Post-Effective Amendment No. 180

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus, dated February 26, 2026, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Christine Pierangeli

Christine Pierangeli

Corporate Counsel